Property, plant and equipment - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment.
Additions	$ 31,034	$ 27,581	$ 29,606
Net property, plant and equipment included in prepayments	1,162	679	329
Net property, plant and equipment included in trade and other payables	193	(201)	583
Right of use asset recognition (note 19)		(265)
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 29)	61	(317)	(1,962)
Cash flow used in acquisition of property, plant and equipment	32,450	27,477	$ 28,556
Contractual commitments for acquisition of property, plant and equipment	$ 7,057	$ 2,503